Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, including assets held under capital leases, was comprised of the following:

	Estimated useful lives (in years)	As of June 30,
		2013	2014
Land	N/A	$712	$712
Building leasehold and site improvements	15 to 20	50,106	64,734
Furniture, fixtures and office equipment	3 to 7	4,278	5,722
Computer hardware	3 to 5	14,155	16,674
Software	3	7,623	9,345
Machinery and equipment	5 to 7	59,217	94,892
Fiber optic equipment	8	485,782	583,697
Circuit switch equipment	10	11,173	11,817
Packet switch equipment	5	41,133	62,844
Fiber optic network	15 to 20	1,958,231	2,449,831
Construction in progress	N/A	249,168	258,873

Total		2,881,578	3,559,141
Less accumulated depreciation		(443,871)	(737,748)

Property and equipment, net		$2,437,707	$2,821,393